Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2013
Pro Forma Consolidated Results of Operations

The following unaudited pro forma consolidated results of operations assume that the Wireless Transaction was completed as of January 1, 2012:

	(dollars in millions)
Years ended December 31,	2013	2012
Net income attributable to Verizon	$17,058	$4,449